Other Non-Current Assets (Details) - Schedule of other non-current assets ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2022 USD ($)
Schedule Of Other Non Current Assets Abstract
Deposits for leased equipment and factory		¥ 3,000
Prepayment for property and equipment, and intangible asset	541	333
Total other non-current assets	¥ 541	¥ 3,333	$ 85